Short Term Bank Loans	12 Months Ended
Dec. 31, 2024
Short Term Bank Loans [Abstract]
SHORT TERM BANK LOANS

NOTE 13 – SHORT TERM BANK LOANS

Short-term loans are summarized as follow:

	As of
	December 31, 2024	December 31, 2023
Collateralized bank loans	$-	$2,760,602
Unsecured bank loans	-	281,694
Total	$-	$3,042,296

Short-term loans as of December 31, 2023 are as follow:

Maturity Date	Type	Bank Name	Interest Rate per Annum (%)	December 31, 2023
July 22, 2024	Operating Loans	Bank of Zheshang	3.60	$1,352,132
July 25, 2024	Operating Loans	Bank of Hangzhou	3.55	1,408,470
February 22, 2024	Operating Loans	Industrial and Commercial Bank of Xinchang	3.45	$281,694
Total				$3,042,296

All short-term bank loans were obtained from local banks in the PRC and are repayable within one year. As of December 31, 2024, all bank loans were repaid in full at maturity and the Company had no guarantees.

The average annual interest rate of the short-term bank loans was 3.12% and 3.56% for the years ended December 31, 2024 and 2023, respectively. The Company was in compliance with its financial covenants as of December 31, 2024 and 2023.